Other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Other current assets.
Schedule of other current assets

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Deferred charges	650	918
Accrued income	292	739
Total other current assets	942	1,657